Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before income taxes on continuing operations
Foreign									$ (838)	$ (7,731)	$ 3,653
United States									(18,702)	(237,405)	(58,498)
Income (loss) from continuing operations before income taxes									(19,540)	(245,136)	(54,845)
Noncontrolling interest									976	1,195	1,207
Income (loss) from continuing operations before income taxes	$ (2,348)	$ 4,744	$ (783)	$ (20,177)	$ (56,200)	$ (139,264)	$ (12,441)	$ (36,036)	$ (18,564)	$ (243,941)	$ (53,638)